Other Non-Current Assets and Non-Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets and Non-Current Liabilities [Abstract]
Other non-current assets and non-current liabilities

9. Other non-current assets and non-current liabilities

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Prepayment for long-lived assets (1)	13,101,375	13,101,375	1,872,990
Customer deposits (2)	7,409,000	6,709,000	959,127
Deferred offering costs (3)	9,025,015	-	-
Other non-current assets	29,535,390	19,810,375	2,832,117

Security deposits (4)	5,840,000	5,540,000	792,006
Other non-current liability	5,840,000	5,540,000	792,006

(1)	Prepayments for long-lived assets primarily consisted of prepayments for construction as of December 31, 2025. The status of the construction is still under progress.

(2)	Customer deposits represent the refundable deposits with certain customers as requested for business security purposes.

(3)	Deferred offering costs represented the IPO-related professional fees, mainly consisting of legal service fee, financial advisory fee, and underwriter fee. As of October 15, 2025, the Company successfully listed in the US Nasdaq and these deferred IPO costs had charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

(4)	The Group also received security deposits from truckers who provide transportation services to the Group for those customers.